Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis

Investments measured at fair value on a recurring basis consisted of the following types of instruments (Level 1 and 2 inputs are defined above):

	December 31, 2025			December 31, 2024
	Fair Value Measurements Using Input Types			Fair Value Measurements Using Input Types
(in thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Money market funds	$555,037	$—	$555,037	$528,555	$—	$528,555
Oracle Corporation and other common stock	4,346,163	—	4,346,163	3,852,571	—	3,852,571
Mutual funds	4,517,225	—	4,517,225	4,126,907	—	4,126,907
Certificates of deposit and other	63,122	88,365	151,487	138,098	13,786	151,884
Total investments measured at fair value	$9,481,547	$88,365	$9,569,912	$8,646,131	$13,786	$8,659,917
Common/collective trust funds measured at net asset value			24,169,892			21,066,930
Total investments			$33,739,804			$29,726,847